AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2017

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 646	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 647	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 646 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 28, 2018 as the new effective date for Post-Effective Amendment No. 501 to the Trust’s Registration Statement, which was filed on September 10, 2015 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 511, 520, 525, 529, 530, 531, 536, 539, 540, 543, 547, 550, 555, 558, 564, 573, 578, 585, 588, 592, 601, 605, 609, 617, 620, 624, 632, 638 and 642 to the Trust’s Registration Statement filed on October 9, 2015, November 6, 2015, December 4, 2015, December 30, 2015, January 28, 2016, February 26, 2016, March 25, 2016, April 22, 2016, May 20, 2016, June 17, 2016, July 15, 2016, August 12, 2016, September 9, 2016, October 7, 2016, November 4, 2016, December 2, 2016, December 29, 2016, January 27, 2017, February 24, 2017, March 24, 2017, April 21, 2017, May 19, 2017, June 16, 2017, July 14, 2017, August 11, 2017, September 8, 2017, October 3, 2017, November 3, 2017 and December 1, 2017, respectively. This Amendment relates solely to PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 501 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 586 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of December, 2017.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	December 29, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	December 29, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	December 29, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	December 29, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 29, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 29, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 29, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 29, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	December 29, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	December 29, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 29, 2017
Donald H. Wilson

*By: /s/ Anna Paglia		December 29, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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